Financial instruments - valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair value of assets
Carrying value, Financial assets	£ 723,039	£ 694,235
Cash and balances at central banks
Fair value of assets
Carrying value, Financial assets	77,858	88,897
Loans to banks
Fair value of assets
Carrying value, Financial assets	10,689	12,947
Loans to customers
Fair value of assets
Carrying value, Financial assets	326,947	305,089
Items where fair values approximates carrying value | Cash and balances at central banks
Fair value of assets
Carrying value, Financial assets	77,900	88,900
Items where fair values approximates carrying value | Settlement balances
Fair value of assets
Carrying value, Financial assets	4,400	2,900
Items where fair values approximates carrying value | Loans to banks
Fair value of assets
Carrying value, Financial assets		500
Carrying value | Loans to banks
Fair value of assets
Carrying value, Financial assets	10,700	12,400
Carrying value | Loans to customers
Fair value of assets
Carrying value, Financial assets	326,900	305,100
Carrying value | Other financial assets
Fair value of assets
Carrying value, Financial assets	11,500	11,800
Fair value | Loans to banks
Fair value of assets
Fair value, Financial assets	10,700	12,400
Fair value | Loans to banks | Level 2
Fair value of assets
Fair value, Financial assets	6,200	9,200
Fair value | Loans to banks | Level 3
Fair value of assets
Fair value, Financial assets	4,500	3,200
Fair value | Loans to customers
Fair value of assets
Fair value, Financial assets	324,000	301,700
Fair value | Loans to customers | Level 2
Fair value of assets
Fair value, Financial assets	11,000	500
Fair value | Loans to customers | Level 3
Fair value of assets
Fair value, Financial assets	313,000	301,200
Fair value | Other financial assets
Fair value of assets
Fair value, Financial assets	11,600	11,800
Fair value | Other financial assets | Level 1
Fair value of assets
Fair value, Financial assets	5,900	7,300
Fair value | Other financial assets | Level 2
Fair value of assets
Fair value, Financial assets	2,800	3,000
Fair value | Other financial assets | Level 3
Fair value of assets
Fair value, Financial assets	£ 2,900	£ 1,500